PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED BALANCE SHEETS) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Nov. 04, 2015
Treasury Stock, Shares	6,372,159	7,065,058
Parent Company
Treasury Stock, Shares	6,372,159	7,065,058
Common Class A
Common Stock, Par or Stated Value Per Share	$ 1	$ 1	$ 1.00
Common Stock, Shares Authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	71,775,686	72,069,645
Common Stock, Shares, Outstanding	65,403,527	65,004,587
Common Class A | Parent Company
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Common Stock, Shares Authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	72,069,645	72,069,645
Common Stock, Shares, Outstanding	65,403,005	65,004,587
Common Class B
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650
Common Stock, Shares, Outstanding	24,336,650	24,336,650
Common Class B | Parent Company
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Authorized	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650
Common Stock, Shares, Outstanding	24,336,650	24,336,650